Vessels	9 Months Ended
Sep. 30, 2026
Vessels [Abstract]
Vessels
Note 5 – Vessels
A vessel’s recoverable amount is the higher of the vessel’s fair value less cost of disposal and its value in use. The carrying amounts of vessels held and used by us are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel. Each of the Company’s vessels have been viewed as a separate CGU as the vessels have cash inflows that are largely independent of the cash inflows from other assets. In instances where a vessel is considered impaired, it is written down to its recoverable amount. For the quarter ending September 30, 2026, the Company performed an assessment using both internal and external sources of information and concluded that there were no indicators of impairment.
Vessels

Cost of Vessels
$ in thousands
At January 1, 2026	1,812,535
Additions	388
Transferred from vessels under construction	543,809
Transferred from vessels upgrades	15,340
Transferred to asset held for sale	(48,016)
Retirement [1]	(11,180)
At September 30, 2026	2,312,874

Depreciation and amortization
$ in thousands
At January 1, 2026	728,644
Depreciation and amortization [2]	80,963
Transferred to asset held for sale	(31,239)
Retirement [1]	(11,180)
At September 30, 2026	767,187

Carrying Amount
$ in thousands
At January 1, 2026	1,083,891
At September 30, 2026	1,545,687
[1] Relates to completed depreciation of drydocking for DHT Amazon, DHT Lion, DHT Osprey, DHT Puma, DHT Panther, and DHT Harrier.
[2] Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represents an additional $1,264 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $82,227 thousand in depreciation and amortization.
Gain on sale of vessels
In the fourth quarter of 2025, the Company entered into agreements to sell DHT Europe and DHT China, each built in 2007, for an aggregate consideration of $101.6 million. DHT Europe was delivered to its new owner on January 30, 2026, and DHT China was delivered on March 30, 2026. Following the repayment of existing debt associated with one of the vessels in the amount of $5.6 million, the Company received net cash proceeds of approximately $95.0 million. The Company recognized a gain of $60.0 million in the first quarter of 2026 in connection with the sales.

In January 2026, the Company entered into an agreement to sell DHT Bauhinia, built in 2007, for a sales price of $51.5 million. The vessel was delivered to its new owner in July 2026 and was debt-free at the time of sale. The Company received net cash proceeds of approximately $50.9 million, and the Company recognized a gain of $34.2 million in the third quarter of 2026 in connection with the sale.
In the first nine months of 2025, the Company recognized a gain of $52.9 million related to the sales of DHT Scandinavia, DHT Lotus and DHT Peony.

Vessel upgrades
Cost of vessel upgrades relates to prepaid drydocking.

Cost of vessel upgrades
$ in thousands
At January 1, 2026	348
Additions	17,546
Transferred to vessels	(15,340)
At September 30, 2026	2,555

Vessels under construction
In 2024 the Company entered into agreements to build  four large VLCCs, fitted with exhaust gas cleaning systems, two at Hyundai Samho Heavy Industries Co., Ltd. (“HHI”) and two at Hanwha Ocean Co., Ltd. (“Hanwha”) in South Korea. The average price for the four ships is $130.3 million, adjusted for change orders. As of September 30, 2026, the Company has paid $521.1 million related to the installments under this newbuild program. Total capitalized borrowing costs related to the financing of the vessels under construction amounted to $15.7 million, at an average interest rate of 6.1% per annum, and total other directly attributable expenses amounted to $7.0 million. The newbuild program is funded in part through a $308.4 million post-delivery senior secured credit facility. The Company took delivery of the first VLCC newbuilding on January 2, 2026. The second and third newbuildings were delivered on March 6, 2026, and March 30, 2026, respectively, and the fourth newbuilding was delivered on July 24, 2026.
In June 2026, the Company entered into an agreement with Hanwha for the construction of a VLCC. The vessel has large carrying capacity, will be fitted with an exhaust gas cleaning system and is scheduled for delivery in August 2028. As of September 30, 2026, the Company has paid $13.3 million related to the first installment. Capitalized borrowing costs amounted to $0.1 million, at an average interest rate of 5.2% per annum, and total other directly attributable expenses amounted to less than $0.1 million.

Cost of vessels under construction
$ in thousands
At January 1, 2026	301,651
Additions	255,536
Transferred to vessels	(543,809)
At September 30, 2026	13,379

The following table represents future expected payments related to the vessels under construction as of September 30, 2026:

Vessels under construction
$ in thousands
Within the next 12 months	26,550
From one to two years	92,925
At September 30, 2026*	119,475

*These are estimates only and are subject to change as construction progresses.